Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Company Total Shareholder Return(3)	S&P BDC Index Total Shareholder Return(3)	Net Income(4) ($ in thousands)	Distributable Net Investment Income Before Taxes(5) ($ in thousands)
2025	$8,837,682	$9,791,029	$4,459,981	$4,951,919	$274.81	$104.03	$493,398	$390,021
2024	8,182,844	11,219,287	4,348,702	6,000,944	248.31	120.79	508,080	374,969
2023	7,758,680	9,123,226	5,325,044	6,326,314	168.69	115.90	428,447	356,788
2022	7,081,320	6,541,799	5,186,419	4,769,633	131.56	102.05	241,606	257,522
2021	5,028,757	6,258,742	2,923,779	3,775,525	148.18	125.12	330,762	194,742

Company Selected Measure Name	istributable net investment income (“DNII”) before taxes (“DNII Before Taxes”), which
Named Executive Officers, Footnote	The principal executive officer (“PEO”) and the non-PEO NEOs for each year are as follows:
a.PEO: Dwayne L. Hyzak
b.non-PEO NEOs: in 2025 and 2024 were David L. Magdol, Jesse E. Morris, Jason B. Beauvais and Ryan R. Nelson; in 2023 and 2022 were David L. Magdol, Jesse E. Morris and Jason B. Beauvais; and in 2021 were David L. Magdol, Jesse E. Morris, Jason B. Beauvais and Brent D. Smith.

PEO Total Compensation Amount	$ 8,837,682	$ 8,182,844	$ 7,758,680	$ 7,081,320	$ 5,028,757
PEO Actually Paid Compensation Amount	$ 9,791,029	11,219,287	9,123,226	6,541,799	6,258,742
Adjustment To PEO Compensation, Footnote	Amounts are the result of a calculation that begins with the Summary Compensation Table total compensation (“SCT Total”) in the given year with certain adjustments prescribed by the SEC rules (“Compensation Actually Paid”). The following table provides a reconciliation of SCT Total with Compensation Actually Paid for the fiscal year ended December 31, 2025:

Name	Year	SCT Total	SCT Stock Awards	Fair Value of Stock Awards Granted in the Covered Year	Change in Fair Value of Unvested Stock Awards from Prior Years	Fair Value of Stock Awards Granted and Vested in the Covered Year	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	Fair Value of Stock Awards Forfeited	Value of Dividends on Unvested Stock Awards	Compensation Actually Paid
PEO	2025	$8,837,682	$(4,283,748)	$4,481,904	$151,291	$—	$(64,836)	$—	$668,736	$9,791,029
NEO Average	2025	4,459,981	(2,059,969)	2,155,259	82,523	—	(35,198)	—	349,323	4,951,919

Non-PEO NEO Average Total Compensation Amount	$ 4,459,981	4,348,702	5,325,044	5,186,419	2,923,779
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,951,919	6,000,944	6,326,314	4,769,633	3,775,525
Adjustment to Non-PEO NEO Compensation Footnote	Amounts are the result of a calculation that begins with the Summary Compensation Table total compensation (“SCT Total”) in the given year with certain adjustments prescribed by the SEC rules (“Compensation Actually Paid”). The following table provides a reconciliation of SCT Total with Compensation Actually Paid for the fiscal year ended December 31, 2025:

Name	Year	SCT Total	SCT Stock Awards	Fair Value of Stock Awards Granted in the Covered Year	Change in Fair Value of Unvested Stock Awards from Prior Years	Fair Value of Stock Awards Granted and Vested in the Covered Year	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	Fair Value of Stock Awards Forfeited	Value of Dividends on Unvested Stock Awards	Compensation Actually Paid
PEO	2025	$8,837,682	$(4,283,748)	$4,481,904	$151,291	$—	$(64,836)	$—	$668,736	$9,791,029
NEO Average	2025	4,459,981	(2,059,969)	2,155,259	82,523	—	(35,198)	—	349,323	4,951,919

Compensation Actually Paid vs. Total Shareholder Return	The graph below reflects the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and Total Shareholder Return for the Company and the S&P BDC Index:

Compensation Actually Paid vs. Net Income	The graph below reflects the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and Net Income and DNII Before Taxes:

Compensation Actually Paid vs. Company Selected Measure	The graph below reflects the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and Net Income and DNII Before Taxes:

Total Shareholder Return Vs Peer Group	The graph below reflects the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and Total Shareholder Return for the Company and the S&P BDC Index:

Tabular List, Table
As described above, restrictions imposed by the 1940 Act restrict the Compensation Committee’s ability to use nondiscretionary or formulaic Company performance goals or criteria to determine executive incentive compensation. However, the Committee considers several financial performance metrics, along with other factors including operational goals and individual performance criteria, in determining the appropriate compensation for our NEOs. Subject to the foregoing restrictions imposed by the 1940 Act, in our assessment, the following list of performance measures represent the most important performance measures used to link Compensation Actually Paid to our NEOs, for the most recently completed fiscal year, to our performance:
•return on equity percentage (based upon the net increase in net assets from operations, or Net Income, as included in the graph above);
•DNII Before Taxes, which is NII as determined in accordance with U.S. GAAP, excluding the impact of non-cash compensation expenses, which includes both share based compensation expenses and deferred compensation expense or benefit, and any tax expenses included in NII;

•total dividends paid to stockholders;
•net realized gain or loss; and
•net unrealized appreciation or depreciation.

Total Shareholder Return Amount	$ 274.81	248.31	168.69	131.56	148.18
Peer Group Total Shareholder Return Amount	104.03	120.79	115.90	102.05	125.12
Net Income (Loss)	$ 493,398,000	$ 508,080,000	$ 428,447,000	$ 241,606,000	$ 330,762,000
Company Selected Measure Amount	390,021,000	374,969,000	356,788,000	257,522,000	194,742,000
PEO Name	Dwayne L. Hyzak
Additional 402(v) Disclosure	Amounts represent the value of a hypothetical $100 investment beginning at market close on the last trading day of 2020, assuming reinvestment of all dividends (“Total Shareholder Return”).
Other key metrics considered by the Compensation Committee when determining the appropriate compensation for NEOs include gross and net investment activity, net origination activities, growth and performance of our asset management business, maintenance of liquidity and capital flexibility and individual contributions to corporate objectives.

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	istributable net investment income (“DNII”) before taxes (“DNII Before Taxes”), which is net investment income (“NII”) as determined in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), excluding the impact of non-cash compensation expenses and any tax expenses included in NII. We believe that presenting DNII Before Taxes is useful and appropriate supplemental disclosure for analyzing our financial performance since (i) non-cash compensation expenses do not result in a net cash impact to us upon settlement and (ii) tax expenses included in NII may include (a) excise tax expense, which is not solely attributable to NII, and (b) deferred taxes, which are not payable in the current period. However, DNII Before Taxes is a non-U.S. GAAP measure and should not be considered as a replacement for NII, NII before taxes or other earnings measures presented in accordance with U.S. GAAP and should be reviewed only in connection with such U.S. GAAP measures in analyzing our financial performance. A reconciliation of NII in accordance with U.S. GAAP to DNII Before Taxes is detailed in our annual report on Form 10-K for the year ended December 31, 2025 (for the years ended December 31, 2025 and 2024). The amounts presented for earlier periods represent DNII, as our presentation of NII in prior periods did not include any tax expenses. Reconciliations of NII in accordance with U.S. GAAP to DNII for earlier periods are included in our previously filed annual reports on Form 10-K for the years ended December 31, 2022 (for the year ended December 31, 2021) and December 31, 2023 (for the years ended December 31, 2023 and 2022).
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,283,748)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,481,904
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,291
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,836)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 668,736
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	return on equity percentage (based upon the net increase in net assets from operations, or Net Income, as included in the graph above)
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	DNII Before Taxes, which is NII as determined in accordance with U.S. GAAP, excluding the impact of non-cash compensation expenses, which includes both share based compensation expenses and deferred compensation expense or benefit, and any tax expenses included in NII
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	total dividends paid to stockholders
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	net realized gain or loss
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	net unrealized appreciation or depreciation
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,059,969)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,155,259
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,523
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,198)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 349,323